Asset Retirement Obligations (Tables)	3 Months Ended
Mar. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation
The changes to AROs during 2014 and 2015 are as follows:

	Three Months Ended	Year Ended
	March 31, 2015	December 31, 2014
(millions)
Beginning balance(1)	$0.4	$0.4
DCG Acquisition	12.6	—
Obligations settled during the period	(0.2)	—
Accretion	0.1	—
Ending balance(1)	$12.9	$0.4

(1)	Includes $0.1 million and $0.3 million reported in other current liabilities at December 31, 2014, and March 31, 2015, respectively.